Document and Entity Information	Oct. 27, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001838666
Document Type	8-K
Document Period End Date	Oct. 27, 2021
Entity Registrant Name	Build Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40220
Entity Tax Identification Number	86-1389419
Entity Address, Address Line One	3300 Jefferson Street
Entity Address, Address Line Two	Suite 303
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78731
City Area Code	(512)
Local Phone Number	994-2983
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	BGSX.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BGSX
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BGSX WS
Security Exchange Name	NYSE